Schedule of reconciliation of consolidated statements of income (loss) and comprehensive income (loss) (Details)	1 Months Ended
Apr. 30, 2025 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Revenue	$ 50,024
Cost of revenues	(75,165)
Gross loss	(25,141)
Operating expenses	(341,386)
Loss from operations	(366,527)
Other income	7,800
Loss before income tax expenses	(358,727)
Income tax expenses
Net loss	$ (358,727)